Schedule of Property and Equipment (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 2,894	$ 2,983
Less accumulated depreciation and amortization		(1,736)	(2,748)
Property and equipment, net		1,158	235
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		1,656	1,827
Capital In Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		600
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		401	217
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		237	275
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 664